NET LOSS PER COMMON SHARE (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		28 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Numerator:
Net loss	$ (3,975,921)	$ (8,023,233)	$ (10,929,082)	$ (13,067,459)	$ (18,205,047)	$ (51,828,138)	$ (85,107,719)
Loss from continuing operations available to common stockholders					(18,205,047)	(51,776,676)
Numerator:					$ 0	$ (50,298)	$ 802,367
Denominator:
Denominator for basic and diluted loss per share (weighted-average shares)	313,227,134	273,292,023	290,457,315	272,236,712	272,620,776	219,530,283	229,376,312
Loss per common share, basic and diluted	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.05)	$ (0.07)	$ (0.24)	$ (0.37)
Earnings Per Share, Basic and Diluted [Abstract]
Loss from continuing operations (in dollars per share)					$ (0.07)	$ (0.24)	$ (0.37)
Loss from discontinued operations (in dollars per share)					$ 0.00	$ 0.00	$ 0.00